Short-term Investment	3 Months Ended
Jan. 31, 2023
Short Term Investment Abstract
Short-term Investment
3.	Short-term Investment

As of January 31, 2023, the Company holds 27,778 common shares of Medigus Ltd (“Medigus”) (approximately 0.11%) with a total fair value of $180,225. The fair value of common shares held was determined by reference to public price quotations in an active market.

	October 31, 2022	Additions	Unrealized loss	January 31, 2023

Medigus Ltd. – Shares	$264,449	$-	$(84,224)	$180,225